Debt - Schedule of Debt Instruments (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Net	$ 6,122,876,000	$ 5,081,715,000	$ 2,713,000,000
Unamortized debt issuance costs	(68,861,000)	(49,073,000)	0
Current Debt, CCH Working Capital Facility	0	0	0
Total Debt, Net	6,122,876,000	5,081,715,000	2,713,000,000
2024 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,250,000,000	$ 1,250,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%
2025 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.875%	5.875%
2027 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage	5.125%
2015 CCH Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,941,737,000	2,380,788,000	$ 2,713,000,000
CCH Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, CCH Working Capital Facility	0	0
Line of Credit Facility, Maximum Borrowing Capacity	$ 350,000,000	$ 350,000,000